PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of other provisions [line items]
Purchase commitments	€ 300
Capital expenditure purchase orders	175
Minimum lease payments for lease agreements that have not yet commenced	€ 15
Low | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	1 year
Low | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	4 years
High | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	10 years
High | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	12 years
Territorial Authority | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	€ 325
Third Parties, Other Than Territorial Authorities | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	€ 50